                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                    PROSPECTUS SUPPLEMENT DATED OCT. 9, 2008

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND -- PROSPECTUS (MARCH 31, 2008)      S-6394-99 E
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND -- PROSPECTUS (MARCH 31, 2008)   S-6394-99 E
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND -- PROSPECTUS (MARCH 31, 2008)   S-6394-99 E


The "Principal Investment Strategies" section has been revised as follows:

                  TABLE 1.  INVESTMENT CATEGORY RANGES BY FUND

----------------------------------------------------------------------------------------------------------------
                                                                                        INCOME BUILDER FUNDS
                                                                                     (TARGET ALLOCATION RANGE --
                                                                                         UNDER NORMAL MARKET
                                                                                            CONDITIONS)**
                                                                                   -----------------------------
ASSET CLASS                                                                         BASIC    MODERATE   ENHANCED
(TARGET RANGES SET  INVESTMENT                                                      INCOME   INCOME     INCOME
FORTH IN TABLE 2)   CATEGORY          ELIGIBLE UNDERLYING FUND*                     FUND     FUND       FUND
----------------------------------------------------------------------------------------------------------------
                    U.S. Large Cap
EQUITY              Value             RiverSource Dividend Opportunity Fund          0-30%     0-35%      0-40%
                                     ---------------------------------------------------------------------------
                                      RiverSource Disciplined Equity Fund            0-30%     0-35%      0-40%
                                     ---------------------------------------------------------------------------
                                      RiverSource Disciplined Large Cap Value
                                      Fund                                           0-30%     0-35%      0-40%
                   ---------------------------------------------------------------------------------------------
                    U.S. Small/Mid    RiverSource Disciplined Small and Mid Cap
                    Cap               Equity Fund                                    0-30%     0-35%      0-40%
                                     ---------------------------------------------------------------------------
                                      RiverSource Disciplined Small Cap Value
                                      Fund                                           0-30%     0-35%      0-40%
                   ---------------------------------------------------------------------------------------------
                    International     RiverSource Disciplined International
                    Equities          Equity Fund                                    0-10%     0-15%      0-20%
                   ---------------------------------------------------------------------------------------------
                    Real Estate       RiverSource Real Estate Fund                   0-30%     0-35%      0-40%
                   ---------------------------------------------------------------------------------------------
                                      RiverSource Inflation Protected Securities
FIXED INCOME        TIPS              Fund                                           0-40%     0-40%      0-40%
                   ---------------------------------------------------------------------------------------------
                    Mortgages         RiverSource U.S. Government Mortgage Fund      0-40%     0-40%      0-40%
                   ---------------------------------------------------------------------------------------------
                    Core Plus         RiverSource Diversified Bond Fund              0-40%     0-40%      0-40%
                   ---------------------------------------------------------------------------------------------
                    High Yield
                    Bonds             RiverSource High Yield Bond Fund               0-15%     0-30%      0-35%
                                     ---------------------------------------------------------------------------
                                      RiverSource Income Opportunities Fund          0-15%     0-30%      0-35%
                   ---------------------------------------------------------------------------------------------
                    High Yield
                    Loans             RiverSource Floating Rate Fund                 0-15%     0-20%      0-20%
                   ---------------------------------------------------------------------------------------------
                    International
                    Bonds             RiverSource Global Bond Fund                   0-10%     0-15%      0-20%
                   ---------------------------------------------------------------------------------------------
                    Emerging
                    Markets Bonds     RiverSource Emerging Markets Bond Fund         0-15%     0-30%      0-35%
                   ---------------------------------------------------------------------------------------------
CASH                Cash              RiverSource Cash Management Fund               5-15%     0-10%       0-5%
----------------------------------------------------------------------------------------------------------------
                                      RiverSource Absolute Return Currency and
ALTERNATIVE INVESTMENT STRATEGIES     Income Fund                                     0-5%     0-10%      0-15%
----------------------------------------------------------------------------------------------------------------


(*) A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.
(**)Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors.


--------------------------------------------------------------------------------
S-6394-4 A (10/08)

The following information has been added to Appendix A:

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call (888) 791-3380 or visit our website at www.riversource.com/funds. Read the prospectus carefully before you invest.

      UNDERLYING FUNDS                                  INVESTMENT OBJECTIVES AND STRATEGIES
      EQUITY FUNDS

      RiverSource Disciplined Large Cap Value Fund      The Fund seeks to provide shareholders with
                                                        long-term capital growth. Under normal market
                                                        conditions, at least 80% of the Fund's net
                                                        assets will be invested in equity securities of
                                                        companies with market capitalizations of over
                                                        $5 billion at the time of purchase or that are
                                                        within the capitalization range of companies in
                                                        the Russell 1000(R) Value Index at the time of
                                                        purchase.
-------------------------------------------------------------------------------------------------------------




The information in Appendix B is revised as follows:

QUANTITATIVE MODEL RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND, RIVERSOURCE DISCIPLINED EQUITY FUND, RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND, RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND AND RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND). Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying fund to achieve its objective.

S-6394-4 A (10/08)